Investments in Associates - Investments in Associates (Details) € in Millions, ₨ in Billions								12 Months Ended
	Dec. 23, 2019 USD ($)	Dec. 21, 2019 USD ($)	Dec. 20, 2019	Dec. 16, 2019	Dec. 09, 2019	Jun. 28, 2019 USD ($)	May 31, 2019 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 USD ($)	Dec. 21, 2019 INR (₨)	Dec. 31, 2017 USD ($)
Disclosure of associates [line items]
Fair value of investments in associates								$ 530,000,000
Carrying value								4,820,000,000		$ 4,863,000,000
Total carrying value								1,148,200,000
Share of profit (loss) of associates								$ 169,600,000		$ 221,100,000
Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage								49.00%	49.00%
Share of profit (loss) of associates	$ 350,900,000
Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage				54.00%
Quess
Disclosure of associates [line items]
Ownership percentage					31.80%
IIFL Finance Limited
Disclosure of associates [line items]
Ownership percentage							35.40%
IIFL Holdings Limited
Disclosure of associates [line items]
Share of profit (loss) of associates							$ 172,900,000
Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage										49.70%
IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage							35.40%
Fair value of investments in associates							$ 121,900,000
KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Total carrying value								$ 0
Share of profit (loss) of associates								57,000,000	€ 53.6
EXCO Resources, Inc
Disclosure of associates [line items]
Ownership percentage						42.80%
Fair value of investments in associates						$ 220,900,000
Share of profit (loss) of associates						$ 296,300,000
Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates								5,330,000,000		$ 4,522,400,000
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates								6,036,500,000		5,223,100,000
Carrying value								3,195,800,000		3,471,900,000
Total carrying value								4,820,000,000		4,863,000,000		$ 3,656,300,000
Share of profit (loss) of associates								169,600,000		221,100,000
Investments in associates
Disclosure of associates [line items]
Fair value of investments in associates								3,357,300,000		3,279,100,000
Total carrying value								3,195,800,000		3,471,900,000
Fairfax India and Fairfax Africa investments in associates
Disclosure of associates [line items]
Fair value of investments in associates								2,679,200,000		1,944,000,000
Total carrying value								1,624,200,000		1,391,100,000
Insurance and reinsurance companies | Insurance and reinsurance associates
Disclosure of associates [line items]
Fair value of investments in associates								706,500,000		700,700,000
Carrying value								492,100,000		554,000,000
Total carrying value								492,100,000		554,000,000
Share of profit (loss) of associates								$ 146,500,000		$ (29,700,000)
Insurance and reinsurance companies | Eurolife ERB Insurance Group Holdings S.A.
Disclosure of associates [line items]
Ownership percentage								50.00%	50.00%	50.00%
Fair value of investments in associates								$ 403,100,000		$ 287,700,000
Carrying value								303,900,000		175,200,000
Total carrying value								303,900,000		175,200,000
Share of profit (loss) of associates								$ 154,800,000		$ 18,100,000
Insurance and reinsurance companies | Gulf Insurance Company
Disclosure of associates [line items]
Ownership percentage										43.30%
Fair value of investments in associates										$ 211,500,000
Carrying value										174,200,000
Total carrying value										174,200,000
Share of profit (loss) of associates										$ 7,300,000
Insurance and reinsurance companies | Bank for Investment and Development of Vietnam Insurance Joint Stock Corporation
Disclosure of associates [line items]
Ownership percentage								35.00%	35.00%	35.00%
Fair value of investments in associates								$ 45,200,000		$ 46,000,000
Carrying value								48,600,000		47,100,000
Total carrying value								48,600,000		47,100,000
Share of profit (loss) of associates								$ 2,700,000		$ 700,000
Insurance and reinsurance companies | Thai Re Public Company Limited
Disclosure of associates [line items]
Ownership percentage								47.10%	47.10%	47.10%
Fair value of investments in associates								$ 43,300,000		$ 53,100,000
Carrying value								43,300,000		53,100,000
Total carrying value								43,300,000		53,100,000
Share of profit (loss) of associates								$ (15,000,000)		$ (52,400,000)
Insurance and reinsurance companies | Singapore Reinsurance Corporation Limited
Disclosure of associates [line items]
Ownership percentage								27.80%	27.80%	27.80%
Fair value of investments in associates								$ 35,600,000		$ 34,500,000
Carrying value								39,200,000		36,500,000
Total carrying value								39,200,000		36,500,000
Share of profit (loss) of associates								$ 3,200,000		$ 600,000
Insurance and reinsurance companies | Falcon Insurance PLC
Disclosure of associates [line items]
Ownership percentage								41.20%	41.20%	41.20%
Fair value of investments in associates								$ 10,400,000		$ 9,300,000
Carrying value								10,400,000		9,300,000
Total carrying value								10,400,000		9,300,000
Share of profit (loss) of associates								$ 500,000		$ 0
Insurance and reinsurance companies | Go Digit Infoworks Services Private Limited
Disclosure of associates [line items]
Ownership percentage								49.00%	49.00%	49.00%
Fair value of investments in associates								$ 122,300,000		$ 3,400,000
Carrying value								0		3,400,000
Total carrying value								0		3,400,000
Share of profit (loss) of associates								$ (7,600,000)		$ (6,800,000)
Insurance and reinsurance companies | Ambridge Partners LLC
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%	0.00%
Fair value of investments in associates								$ 46,600,000		$ 55,200,000
Carrying value								46,700,000		55,200,000
Total carrying value								46,700,000		55,200,000
Share of profit (loss) of associates								7,900,000		2,800,000
Non-insurance companies
Disclosure of associates [line items]
Total carrying value										93,100,000
Non-insurance companies | Non-insurance associates, India
Disclosure of associates [line items]
Fair value of investments in associates								2,803,600,000		2,521,200,000
Carrying value								800,100,000		1,157,400,000
Total carrying value								2,191,400,000		2,260,400,000
Share of profit (loss) of associates								$ 46,800,000		$ 103,800,000
Non-insurance companies | Bangalore International Airport Limited
Disclosure of associates [line items]
Ownership percentage								54.00%	54.00%	54.00%
Fair value of investments in associates								$ 1,429,800,000		$ 704,100,000
Carrying value								0		0
Total carrying value								689,300,000		674,400,000
Share of profit (loss) of associates								$ 30,800,000		$ 51,100,000
Non-insurance companies | Quess
Disclosure of associates [line items]
Ownership percentage								33.20%	33.20%	48.80%
Fair value of investments in associates								$ 332,100,000		$ 672,500,000
Carrying value								704,100,000		1,044,600,000
Total carrying value								704,100,000		1,044,600,000
Share of profit (loss) of associates								$ (183,200,000)		$ 8,400,000
Non-insurance companies | IIFL Finance Limited
Disclosure of associates [line items]
Ownership percentage								35.40%	35.40%
Fair value of investments in associates								$ 221,400,000
Carrying value								56,400,000
Total carrying value								223,600,000
Share of profit (loss) of associates								$ 198,900,000
Non-insurance companies | IIFL Holdings Limited
Disclosure of associates [line items]
Ownership percentage										35.40%
Fair value of investments in associates										$ 818,300,000
Carrying value										106,200,000
Total carrying value										423,400,000
Share of profit (loss) of associates										$ 45,300,000
Non-insurance companies | Sanmar Chemicals Group
Disclosure of associates [line items]
Ownership percentage			30.00%					42.90%	42.90%
Fair value of investments in associates								$ 412,900,000
Carrying value								0
Total carrying value		$ 198,000,000						178,700,000			₨ 14.1
Share of profit (loss) of associates		$ 156,500,000						$ 0
Non-insurance companies | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Ownership percentage								49.70%	49.70%	36.40%
Fair value of investments in associates								$ 229,300,000		$ 93,100,000
Carrying value								0		0
Total carrying value								157,800,000
Share of profit (loss) of associates								$ (4,000,000)		$ 0
Non-insurance companies | IIFL Securities Limited
Disclosure of associates [line items]
Ownership percentage								35.40%	35.40%
Fair value of investments in associates								$ 65,000,000
Carrying value								30,800,000
Total carrying value								121,100,000
Share of profit (loss) of associates								$ 1,600,000
Non-insurance companies | Seven Islands Shipping Limited
Disclosure of associates [line items]
Ownership percentage								48.50%	48.50%
Fair value of investments in associates								$ 88,800,000
Carrying value								0
Total carrying value								84,700,000
Share of profit (loss) of associates								$ 3,000,000
Non-insurance companies | Other, India
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%	0.00%
Fair value of investments in associates								$ 24,300,000		$ 233,200,000
Carrying value								8,800,000		6,600,000
Total carrying value								32,100,000		24,900,000
Share of profit (loss) of associates								(300,000)		(1,000,000)
Non-insurance companies | Non-insurance associates, Africa
Disclosure of associates [line items]
Fair value of investments in associates								285,400,000		304,300,000
Carrying value								0		0
Total carrying value								232,900,000		288,100,000
Share of profit (loss) of associates								$ (41,100,000)		$ 17,600,000
Non-insurance companies | Atlas Mara Limited
Disclosure of associates [line items]
Ownership percentage								42.40%	42.40%	42.40%
Fair value of investments in associates								$ 78,100,000		$ 119,100,000
Carrying value								0		0
Total carrying value								82,300,000		195,600,000
Share of profit (loss) of associates								$ (54,000,000)		$ 30,800,000
Non-insurance companies | AFGRI Proprietary Limited
Disclosure of associates [line items]
Ownership percentage								62.80%	62.80%	60.00%
Fair value of investments in associates								$ 141,000,000		$ 149,900,000
Carrying value								0		0
Total carrying value								79,600,000		57,100,000
Share of profit (loss) of associates								$ 19,500,000		(13,200,000)
Non-insurance companies | Other, Africa
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%
Fair value of investments in associates								$ 66,300,000		35,300,000
Carrying value								0		0
Total carrying value								71,000,000		35,400,000
Share of profit (loss) of associates								(6,600,000)		0
Non-insurance companies | Non-insurance associates, Agriculture
Disclosure of associates [line items]
Fair value of investments in associates								72,700,000		109,700,000
Carrying value								156,500,000		183,800,000
Total carrying value								156,500,000		183,800,000
Share of profit (loss) of associates								$ (59,000,000)		$ (49,000,000)
Non-insurance companies | Astarta Holding N.V.
Disclosure of associates [line items]
Ownership percentage								27.40%	27.40%	28.20%
Fair value of investments in associates								$ 28,900,000		$ 43,100,000
Carrying value								115,500,000		116,900,000
Total carrying value								115,500,000		116,900,000
Share of profit (loss) of associates								$ (19,100,000)		$ (16,300,000)
Non-insurance companies | Farmers Edge Inc
Disclosure of associates [line items]
Ownership percentage								50.40%	50.40%	49.20%
Fair value of investments in associates								$ 43,800,000		$ 66,600,000
Carrying value								41,000,000		66,900,000
Total carrying value								41,000,000		66,900,000
Share of profit (loss) of associates								(39,900,000)		(32,700,000)
Non-insurance companies | Non-insurance associates, Real estate
Disclosure of associates [line items]
Fair value of investments in associates								179,800,000		363,400,000
Carrying value								173,700,000		353,000,000
Total carrying value								173,700,000		353,000,000
Share of profit (loss) of associates								$ 44,000,000		$ 115,800,000
Non-insurance companies | KWF Real Estate Ventures Limited Partnerships
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%	0.00%
Fair value of investments in associates								$ 99,000,000		$ 246,700,000
Carrying value								99,000,000		247,300,000
Total carrying value								99,000,000		247,300,000
Share of profit (loss) of associates								$ 49,800,000		$ 118,600,000
Non-insurance companies | Other, Real estate
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%	0.00%
Fair value of investments in associates								$ 80,800,000		$ 116,700,000
Carrying value								74,700,000		105,700,000
Total carrying value								74,700,000		105,700,000
Share of profit (loss) of associates								(5,800,000)		(2,800,000)
Non-insurance companies | Non-insurance associates, Other
Disclosure of associates [line items]
Fair value of investments in associates								1,988,500,000		1,223,800,000
Carrying value								1,573,400,000		1,223,700,000
Total carrying value								1,573,400,000		1,223,700,000
Share of profit (loss) of associates								$ 32,400,000		$ 62,600,000
Non-insurance companies | Seaspan Corporation
Disclosure of associates [line items]
Ownership percentage								32.50%	32.50%	21.80%
Fair value of investments in associates								$ 994,500,000		$ 300,800,000
Carrying value								626,900,000		276,800,000
Total carrying value								626,900,000		276,800,000
Share of profit (loss) of associates								$ 83,800,000		$ 8,800,000
Non-insurance companies | EXCO Resources, Inc
Disclosure of associates [line items]
Ownership percentage								43.30%	43.30%
Fair value of investments in associates								$ 238,200,000
Carrying value								243,200,000
Total carrying value								243,200,000
Share of profit (loss) of associates								$ 21,600,000
Non-insurance companies | Resolute Forest Products Inc.
Disclosure of associates [line items]
Ownership percentage								27.70%	27.70%	33.60%
Fair value of investments in associates								$ 104,000,000		$ 240,800,000
Carrying value								207,500,000		299,800,000
Total carrying value								207,500,000		299,800,000
Share of profit (loss) of associates								$ (4,900,000)		$ 74,400,000
Non-insurance companies | APR Energy PLC
Disclosure of associates [line items]
Ownership percentage								53.40%	53.40%	67.80%
Fair value of investments in associates								$ 266,200,000		$ 303,600,000
Carrying value								189,300,000		298,400,000
Total carrying value								189,300,000		298,400,000
Share of profit (loss) of associates								$ (57,000,000)		$ (10,300,000)
Non-insurance companies | Peak Achievement Athletics
Disclosure of associates [line items]
Ownership percentage								42.60%	42.60%	42.60%
Fair value of investments in associates								$ 163,900,000		$ 153,500,000
Carrying value								104,400,000		128,600,000
Total carrying value								104,400,000		128,600,000
Share of profit (loss) of associates								$ (5,100,000)		$ (15,100,000)
Non-insurance companies | Arbor Memorial Services Inc.
Disclosure of associates [line items]
Ownership percentage										0.00%
Fair value of investments in associates										$ 0
Carrying value										0
Total carrying value										0
Share of profit (loss) of associates										$ 10,800,000
Non-insurance companies | Partnerships, trusts and other
Disclosure of associates [line items]
Ownership percentage								0.00%	0.00%	0.00%
Fair value of investments in associates								$ 221,700,000		$ 225,100,000
Carrying value								202,100,000		220,100,000
Total carrying value								202,100,000		220,100,000
Share of profit (loss) of associates								(6,000,000)		(6,000,000)
Non-insurance companies | Non-insurance associates
Disclosure of associates [line items]
Fair value of investments in associates								5,330,000,000		4,522,400,000
Carrying value								2,703,700,000		2,917,900,000
Total carrying value								4,327,900,000		4,309,000,000
Share of profit (loss) of associates								23,100,000		250,800,000
Non-insurance companies, Fairfax India | Non-insurance associates, India
Disclosure of associates [line items]
Carrying value								1,391,300,000		1,103,000,000
Non-insurance companies, Fairfax India | Bangalore International Airport Limited
Disclosure of associates [line items]
Carrying value								689,300,000		674,400,000
Non-insurance companies, Fairfax India | IIFL Finance Limited
Disclosure of associates [line items]
Carrying value								167,200,000
Non-insurance companies, Fairfax India | IIFL Holdings Limited
Disclosure of associates [line items]
Carrying value										317,200,000
Non-insurance companies, Fairfax India | Sanmar Chemicals Group
Disclosure of associates [line items]
Carrying value								178,700,000
Non-insurance companies, Fairfax India | Catholic Syrian Bank Ltd.
Disclosure of associates [line items]
Carrying value								157,800,000		93,100,000
Non-insurance companies, Fairfax India | IIFL Securities Limited
Disclosure of associates [line items]
Carrying value								90,300,000
Non-insurance companies, Fairfax India | Seven Islands Shipping Limited
Disclosure of associates [line items]
Carrying value								84,700,000
Non-insurance companies, Fairfax India | Other, India
Disclosure of associates [line items]
Carrying value								23,300,000		18,300,000
Non-insurance companies, Fairfax Africa | Non-insurance associates, Africa
Disclosure of associates [line items]
Carrying value								232,900,000		288,100,000
Non-insurance companies, Fairfax Africa | Atlas Mara Limited
Disclosure of associates [line items]
Carrying value								82,300,000		195,600,000
Non-insurance companies, Fairfax Africa | AFGRI Proprietary Limited
Disclosure of associates [line items]
Carrying value								79,600,000		57,100,000
Non-insurance companies, Fairfax Africa | Other, Africa
Disclosure of associates [line items]
Carrying value								71,000,000		35,400,000
Fairfax India and Fairfax Africa | Non-insurance associates
Disclosure of associates [line items]
Carrying value								1,624,200,000		1,391,100,000
Fairfax India and Fairfax Africa | Investments in associates
Disclosure of associates [line items]
Carrying value								1,624,200,000		$ 1,391,100,000
European Run-off
Disclosure of associates [line items]
Fair value of investments in associates								430,500,000
Total carrying value								$ 368,800,000